Summary of Significant Accounting Policies (Details Narrative) (CAD)	Apr. 30, 2012
Notes to Financial Statements
Impairment on mineral properties	933,330
Percentage Ownership Minimum, equity method investment	20.00%
Percentage Ownership Maxmum, equity method investment	50.00%